Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2017

Collection Period	30-Jun-17	30/360 Days	30	Collection Period Start	1-Jun-17
Distribution Date	17-Jul-17	Actual/360 Days	32	Collection Period End	30-Jun-17
				Prior Month Settlement Date	15-Jun-17
				Current Month Settlement Date	17-Jul-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,515,818,364.68	95,143,114.11	84,616,590.04	0.057279
Yield Supplement Overcollaterization		38,552,643.00	561,867.62	470,701.30
Total Adjusted Portfolio		1,477,265,721.68	94,581,246.49	84,145,888.74
Total Adjusted Securities		1,477,265,721.68	94,581,246.49	84,145,888.74	0.056961
Class A-1 Notes	0.21000%	346,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.52000%	465,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.84000%	465,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.31000%	142,170,000.00	35,485,524.81	25,050,167.06	0.176199
Certificates	0.00000%	59,095,721.68	59,095,721.68	59,095,721.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	0.00	0.00	-	-
Class A-4 Notes	10,435,357.75	38,738.36	73.4005609	0.2724791
Certificates	0.00	0.00	-	-
Total Securities	10,435,357.75	38,738.36

I. COLLECTIONS

Interest:
Interest Collections		280,871.57
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		280,871.57

Principal:
Principal Collections		10,464,406.39
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		10,464,406.39

Recoveries of Defaulted Receivables		115,105.18
Servicer Advances		0.00

Total Collections		10,860,383.14

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	21,907	94,581,246.49
Total Principal Payment		10,435,357.75
	20,863	84,145,888.74

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2017

III. DISTRIBUTIONS

Total Collections	10,860,383.14
Reserve Account Draw	0.00
Total Available for Distribution	10,860,383.14

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	79,285.93
Servicing Fee Paid	79,285.93
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00

Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	38,738.36

Class A-4 Notes Monthly Interest Paid	38,738.36
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2017

Total Note Monthly Interest
Total Note Monthly Interest Due		38,738.36
Total Note Monthly Interest Paid		38,738.36
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		10,742,358.85

4. Total Monthly Principal Paid on the Notes		10,435,357.75

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		10,435,357.75
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		307,001.10
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		307,001.10

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,693,164.30
Required Reserve Account Amount		3,693,164.30
Beginning Reserve Account Balance		3,693,164.30
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,693,164.30

Required Reserve Account Amount for Next Period		3,693,164.30

VI. POOL STATISTICS

Weighted Average Coupon		3.46%
Weighted Average Remaining Maturity		13.89

	Amount	Number
Principal on Defaulted Receivables	62,117.68	14
Principal Recoveries of Defaulted Receivables	115,105.18
Monthly Net Losses	(52,987.50)
Pool Balance at Beginning of Collection Period	95,143,114.11

Net Loss Ratio for Third Preceding Collection Period	-0.18%
Net Loss Ratio for Second Preceding Collection Period	-0.04%
Net Loss Ratio for Preceding Collection Period	-1.09%
Net Loss Ratio for Current Collection Period	-0.67%
Four-Month Average Net Loss Ratio	-0.49%

Cumulative Net Losses for all Periods	5,064,727.39

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2017

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	905,166.13	175	1.07%
61-90 Days Delinquent	156,387.41	43	0.18%
91-120 Days Delinquent	48,165.95	11	0.06%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	1,109,719.49	229	1.31%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.17%	0.22%
Delinquency Ratio for Second Preceding Collection Period	0.31%	0.32%
Delinquency Ratio for Preceding Collection Period	0.30%	0.28%
Delinquency Ratio for Current Collection Period	0.24%	0.26%
Four-Month Average Delinquency Ratio	0.26%	0.27%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO